UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(Registrant's telephone number, including area code): (626) 914-7363

Date of fiscal year end:  October 31, 2021

Date of reporting period:  October 31, 2021

Item 1. Reports to Stockholders.

ANNUAL REPORT

October 31, 2021

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

Fort Pitt Capital Total Return Fund

Dear Fellow Shareholders,

As this is my final letter after nearly 20 years as portfolio manager of the Fort Pitt Capital Total Return Fund, I’d like to change things up a bit. Normally I summarize annual performance data, detail our best and worst performers for the year and finish with general economic commentary. (Due to regulatory requirements, some of that information follows my letter. Spoiler alert: fiscal 2021 was a good year.) This year, rather than providing a summary of the year’s results, I want to provide perspective on topics of evergreen interest to long term investors. Consider it a distillation of some of what I’ve learned in 38 years of managing money. It won’t take long. Here goes:

The equity premium is real. My first boss taught me this, and it is the foundational and preeminent concept of investing. In aggregate in our capitalist economy, the people who take equity (ownership) risk receive a premium (greater) return over time relative to lenders. It’s another way of saying: “stocks outperform bonds”. Not every company and not every year, but if investors aren’t getting “extra” returns from non-guaranteed investments, why bother? Just lend your money instead. Another way of looking at it: Own stock and corporate management works FOR you rather than AGAINST you. Management is trying to maximize the value of their stock, while paying the minimum required on outstanding debt. Which piece of paper do you want? Fully understanding (and applying) this concept over your investment lifetime – particularly when the world is going haywire – will set you apart from other investors. Some of our most successful clients at Fort Pitt Capital are business owners who know this “in their bones.”

Diversify, but don’t overdiversify. Yes, owning just two or three investments in a couple industries is foolish. It will make you either a giant winner or giant loser, when there’s no need for either. That’s the whole point of the equity premium. Owning 2 or 3 decent quality businesses in each of a dozen different industries allows you to capture that premium, but in a fashion that allows you to sleep at night. If stocks in aggregate earn higher returns, just go with the flow and own them in aggregate. This technique reduces the volatility in your portfolio, especially in times of market tumult. If you’re more likely to do something dumb and sell your entire portfolio after a 40 percent decline, then by all means diversify to the max. You may still be tempted to sell, but it won’t be for lack of diversification. Finally, be aware that volatility is not the only (or even the most important) risk. A greater risk is loss of purchasing power over time. If you can stomach the volatility that comes from a less diverse portfolio, and you own decent quality companies, you will make more money (and stay further ahead of inflation) over time.

Next is a discussion of quality versus price. If you think about it, there is no risk inherent to a business that can’t be offset by paying a low enough price for that business. Even a business on the doorstep of bankruptcy has value to its secured creditors, who likely will become its next owners. Conversely, businesses perceived as perpetually growing and (therefore) bulletproof often sell at irrationally large premiums. Perhaps the single best historical example of this phenomenon was Cisco Systems circa 2000. It sold for over 100 times earnings in March of that year, a price at which no amount of blue sky or tortured math could make the numbers work. This is really just another way of framing the “growth vs. value” continuum. There’s a price at which even the best business is a bad investment, and one at which dross becomes gold. Investment success often comes from both knowing – and acting on – the differences. The single greatest mistake I see from retail investors is blindly overpaying for businesses “everybody knows” are winners. The risk is always in the price.

Fort Pitt Capital Total Return Fund

Next I wanted to mention the profound drop in trading costs over the last 40 years – and revisit the equity premium in the context of this decline. Before trading commissions were deregulated in 1975, stock trading was expensive – 3% to 5% of the value of a trade. A million-dollar trade might cost $30K – more like what it costs to sell your house today. Thus the “friction” involved in trading stocks was considerable – so people considered it. Today, this same trade costs nothing – ZERO. This should be unadulterated good news for investors, particularly young ones with small sums to invest. Yet multibillion dollar businesses have arisen that “gamify” stock trading – making investing more like frequenting a low-end casino or sports book than steadily and deliberately putting money to work in a diverse set of businesses. This is not good.

In 1999 columnist Jim Glassman and economist Kevin Hassett wrote a book entitled “Dow 36,000: The New Strategy for Profiting From the Coming Rise in the Stock Market”. They published it on October 1, just as fears of the Millennium Bug reached a crescendo. The Dow closed that day just above 10,000, and market pundits scoffed at the book’s outlandish projections, particularly given the market’s meteoric rise over the previous 5 years. Fast forward 22 years. On Tuesday November 2nd, 2021, the Dow Jones Industrial Average closed at 36,052.63.

My point in mentioning “Dow 36,000” is not to credit the authors with supernatural prescience. In fact, a rise from 10,000 to 36,000 over 22 years equates to just a 6% annual return – hardly heroic. No, my point is instead to emphasize both the inexorable nature of the advance and the need to stay invested, rather than trying to play the “game” of Wall Street via frequent trading. Like rust, the Dow Jones never sleeps. Yes, it wanders off trend for extended periods (see the 1970s), and benefits from intermittent committee substitutions of smart phone makers for tired conglomerates. But over time it’s a numeric reflection of tens of millions of people around the world going to work each day to add value to their businesses – to create the equity premium – so that we as investors can benefit.

I’ll end with the following: A well-worn placard on my desk reads: “Don’t Just Do Something – Stand There!” It’s perhaps the single greatest bit of stock market wisdom ever uttered.

Beginning January 1, 2022 your portfolio will be in the capable hands of Dan Eye and Carter Henderson. Dan has a 20-year investing track record and a low-key, common-sense perspective that flows through every aspect of his economic analysis and portfolio management. Carter brings a youthful aptitude, curiosity and enthusiasm for analyzing businesses that I’m not sure I had 30 years ago! Each of them speaks and writes in plain English as well, rather than opaque jargon. It’s a combination that I’m certain will serve us well for many years into the future.

Happy Investing,

Charlie Smith
Portfolio Manager

P.S.: The single greatest hazard to your portfolio may be…YOU! In this age of index funds, portfolio managers need to be retrained as psychologists. Their job: Keep you away from the axe when the world is screaming: “Break Glass in Emergency”.

P.S.S.: Thanks to all my compatriots at Fort Pitt Capital Group for their friendly and diligent help over the years. You made it fun!

Fort Pitt Capital Total Return Fund

As of October 31, 2021, the net asset value (“NAV”) of the Fort Pitt Capital Total Return Fund (the “Fund”) was $34.53 per share. Total return for the fiscal year ended October 31, 2021 (including a $0.25691 per share dividend paid in December 2020), was 39.00%. This compares with a total return of 43.77% for the unmanaged Wilshire 5000 Total Market IndexSM (“Wilshire 5000”) and 42.91% for the S&P 500® Index (“S&P 500”) for the same period.

Our top five performers in the fiscal year were Charles Schwab Corp., PNC Financial Services Group, Inc., Microsoft Corp., Arthur J. Gallagher & Co., and Xilinx, Inc. Xilinx delivered record sales driven by their automotive segment, and saw its share price boosted by an acquisition bid from Advance Micro Devices. Arthur Gallagher continues to benefit from the economic rebound and rising property and casualty insurance prices from depressed levels in 2020. As the pandemic lingered, more companies relied on remote tools such as Microsoft Teams and cloud computing capabilities, which lifted Microsoft’s outlook. Azure continues to gain market share and is still growing more than 40% quarter over quarter. Charles Schwab continues to grow revenue from trading activities and slightly higher asset management fees. Total client assets are approaching $8 trillion, a significant increase from the $6.69 trillion at the end of 2020. Lastly, PNC’s acquisition of BBVA is beginning to show positive operating leverage, with the combined entity driving strong fee income as well as a lower expense run rate.

Our bottom five performers in the fiscal year were Verizon Communications, Inc., Bristol Myers Squibb Co., Kimberly-Clark Corp., Constellation Brands, Inc., and Raytheon Technologies Corp. Uncertainties for small and mid-size business operations put pressure on Verizon’s Business segment. Operating margins contracted by approximately 400 basis points in 2020 and into 2021. A midyear addition to the portfolio, Bristol Myers faces generic competition for Revlimid, which drives 29% of Bristol Myers sales and is a high margin contributor to their bottom line. Kimberly-Clark has been hurt by a slow professional tissue recovery and a steeper than expected jump in input and energy costs. Constellation, another late to mid-year addition to the portfolio, faced sharp declines in U.S. hard-seltzer sales since mid-July, as sales of these drinks are perhaps more seasonal than management expected. This underscores challenges consumer goods producers are facing from shifting consumer behavior coming out of the pandemic. Lastly, Raytheon, another late year addition to the Fund is under pressure given supply chain risks—material lead times have doubled—and rising inflation.

Annualized total return for the three years ended October 31, 2021 was 16.15%, compared to 21.68% for the Wilshire 5000 and 21.48% for the S&P 500. Over the five-year period ended October 31, 2021, the Fund’s annualized total return was 15.59%, while the Wilshire 5000’s annualized return was 18.93% and the S&P 500’s annualized return was 18.93%. Over the ten-year period ended October 31, 2021, the Fund’s annualized total return was 12.82%, while the Wilshire 5000’s annualized return was 15.99% and the S&P 500’s annualized return was 16.21%. Since inception on December 31, 2001 through October 31, 2021, the Fund has produced a total return of 9.38% annualized (491.84% cumulative), compared to 9.86% annualized (545.48% cumulative) for the Wilshire 5000 and 9.40% annualized (494.51% cumulative) for the S&P 500. The annual gross operating expense ratio for the Fund is 1.15%, as indicated in its most recently filed prospectus.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. Performance data quoted does not reflect any redemption fees for shares purchased prior to the elimination of the Fund’s short-term redemption fees. If reflected, total returns would be reduced.

Fort Pitt Capital Total Return Fund

Performance figures reflect fee waivers in effect. In the absence of waivers, total returns would be lower.

Mutual fund investing involves risk; principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The opinions expressed are those of Charles A. Smith through the end of the period for this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

The contributors/detractors listed above do not represent all securities purchased or sold during the period. To obtain a list showing the contribution of each holding to overall performance and the calculation methodology, please call 412-921-1822.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Wilshire 5000 Total Market IndexSM is a capitalization weighted index of all U.S. headquartered companies which provides the broadest measure of U.S. stock market performance.

It is not possible to invest directly in an index.

This information is intended for the shareholders of the Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

For a complete list of Fund holdings, please refer to the schedule of investments section of this report.

Fort Pitt Capital Group, LLC is the Advisor to the Fort Pitt Capital Total Return Fund, which is distributed by Quasar Distributors, LLC.

Fort Pitt Capital Total Return Fund

Growth of Hypothetical $10,000 Investment at October 31, 2021
vs.
Wilshire 5000 Total Market IndexSM & S&P 500® Index

	Average Annual Total Return[1]
				Since
				Inception
	One Year	Five Year	Ten Year	12/31/01
Fort Pitt Capital Total Return Fund	39.00%	15.59%	12.82%	9.38%
Wilshire 5000 Total Market IndexSM	43.77%	18.93%	15.99%	9.86%
S&P 500® Index	42.91%	18.93%	16.21%	9.40%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775.

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Indices do not incur expenses and are not available for investment.  If it did, total returns would be reduced.

[1]	Average Annual Total Return represents the average change in account value over the periods indicated.

The Wilshire 5000 Total Market IndexSM is a capitalization weighted index of all U.S. headquartered companies which provides the broadest measure of U.S. stock market performance.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Fort Pitt Capital Total Return Fund

ALLOCATION OF PORTFOLIO INVESTMENTS
at October 31, 2021 (Unaudited)

Percentages represent market value as a percentage of total investments.

EXPENSE EXAMPLE
at October 31, 2021 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/21 – 10/31/21).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued)
at October 31, 2021 (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	5/1/21	10/31/21	5/1/21 – 10/31/21
Actual	$1,000.00	$1,075.70	$5.23
Hypothetical	$1,000.00	$1,020.16	$5.09
(5% return before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
at October 31, 2021

COMMON STOCKS – 97.50%	Shares	Value
Beverage and Tobacco Product Manufacturing – 0.53%
Constellation Brands, Inc.	2,118	$459,204

Broadcasting (except Internet) – 2.35%
Walt Disney Co.*	12,100	2,045,747

Chemical Manufacturing – 11.69%
Abbott Laboratories	35,000	4,511,150
Bristol-Meyers Squibb Co.	6,389	373,118
RPM International, Inc.	30,450	2,655,240
Westlake Chemical Corp.	27,000	2,628,180
		10,167,688

Computer and Electronic Product Manufacturing – 21.17%
Apple, Inc.	8,730	1,307,754
Ciena Corp.*	54,994	2,985,624
Intel Corp.	49,100	2,405,900
Texas Instruments, Inc.	21,000	3,937,080
Thermo Fisher Scientific, Inc.	3,900	2,468,973
Xilinx, Inc.	29,550	5,319,000
		18,424,331

Credit Intermediation and Related Activities – 11.29%
Bank of New York Mellon Corp.	52,100	3,084,320
PNC Financial Services Group, Inc.	20,500	4,326,115
Synchrony Financial	52,000	2,415,400
		9,825,835

Fabricated Metal Product Manufacturing – 4.41%
Parker-Hannifin Corp.	12,950	3,840,841

General Merchandise Stores – 2.60%
Target Corp.	8,700	2,258,694

Insurance Carriers and Related Activities – 7.01%
Arthur J. Gallagher & Co.	30,000	5,030,100
Loews Corp.	19,150	1,073,740
		6,103,840

Machinery Manufacturing – 3.00%
II-VI, Inc.*	43,150	2,611,006

Miscellaneous Manufacturing – 9.60%
Medtronic PLC #	26,900	3,224,234
Rockwell Automation, Inc.	16,050	5,126,370
		8,350,604

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2021

COMMON STOCKS – 97.50% (Continued)	Shares	Value

Paper Manufacturing – 2.94%
Kimberly-Clark Corp.	19,750	$2,557,427

Publishing Industries (except Internet) – 6.48%
Microsoft Corp.	17,000	5,637,540

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 6.58%
BlackStone Group, Inc.	10,319	1,428,356
Charles Schwab Corp.	52,400	4,298,372
		5,726,728

Telecommunications – 2.73%
Verizon Communications, Inc.	44,800	2,373,952

Transportation Equipment Manufacturing – 5.12%
Honeywell International, Inc.	18,300	4,000,746
Raytheon Technologies Corp.	5,076	451,053
		4,451,799
TOTAL COMMON STOCKS
(Cost $32,167,299)		84,835,236

REITs – 1.22%
Real Estate – 1.22%
Digital Realty Trust, Inc.	6,744	1,064,271
TOTAL REITs
(Cost $882,089)		1,064,271

MONEY MARKET FUND – 1.23%
Money Market Fund – 1.23%
Invesco STIT-Government & Agency Portfolio –
Institutional Class, 0.03% †	1,069,195	1,069,195
TOTAL MONEY MARKET FUND
(Cost $1,069,195)		1,069,195
Total Investments
(Cost $34,118,583) – 99.95%		86,968,702
Other Assets in Excess of Liabilities – 0.05%		42,595
NET ASSETS – 100.00%		$87,011,297

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day annualized yield at October 31, 2021.
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2021

ASSETS
Investments, at market value (cost $34,118,583)	$86,968,702
Receivables:
Fund shares sold	10,601
Dividends and interest	137,757
Prepaid expenses	9,408
Total assets	87,126,468

LIABILITIES
Due to advisor	46,969
Fund shares redeemed	6,135
Administration and fund accounting fees	15,859
Audit fees	21,000
Transfer agent fees and expenses	10,172
Legal fees	15
Custody fees	2,972
Shareholder reporting fees	8,241
Chief Compliance Officer fee	2,500
Trustee fees and expenses	288
Accrued expenses	1,020
Total liabilities	115,171

NET ASSETS	$87,011,297

COMPONENTS OF NET ASSETS
Paid-in capital	$28,384,625
Total distributable earnings	58,626,672
Total net assets	$87,011,297
Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,519,764
Net Asset Value, Redemption Price and Offering Price Per Share	$34.53

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS
For the year ended October 31, 2021

INVESTMENT INCOME
Income
Dividends	$1,353,873
Interest	462
Total investment income	1,354,335
Expenses
Advisory fees (Note 4)	661,733
Administration and fund accounting fees (Note 4)	103,270
Transfer agent fees and expenses (Note 4)	65,338
Registration fees	22,478
Audit fees	21,000
Custody fees (Note 4)	18,137
Shareholder reporting	15,131
Chief Compliance Officer fees (Note 4)	15,000
Trustee fees and expenses	14,548
Legal fees	9,776
Miscellaneous expense	4,726
Insurance expense	3,028
Total expenses before fee waiver	954,165
Less: fee waiver by Advisor (Note 4)	(93,290)
Net expenses	860,875
Net investment income	493,460

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	5,481,556
Change in unrealized appreciation on investments	20,215,866
Net realized and unrealized gain on investments	25,697,422
Net increase in net assets resulting from operations	$26,190,882

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2021	October 31, 2020
OPERATIONS
Net investment income	$493,460	$757,267
Capital gain distributions from
regulated investment companies	—	3
Net realized gain/(loss) on investments	5,481,556	(175,291)
Change in unrealized appreciation/
(depreciation) on investments	20,215,866	(1,198,992)
Net increase/(decrease) in net assets
resulting from operations	26,190,882	(617,013)

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(703,713)	(5,909,835)
Total distributions	(703,713)	(5,909,835)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,443,283	3,838,980
Proceeds from shares issued in reinvestment of dividends	702,277	5,899,525
Cost of shares redeemed+	(11,007,932)	(7,431,862)
Net increase/(decrease) in net assets
resulting from capital share transactions	(7,862,372)	2,306,643
Total increase/(decrease) in net assets	17,624,797	(4,220,205)

NET ASSETS
Beginning of year	69,386,500	73,606,705

End of year	$87,011,297	$69,386,500

CHANGES IN SHARES OUTSTANDING
Shares sold	79,198	163,758
Shares issued in reinvestment of dividends	24,084	220,132
Shares redeemed	(352,381)	(306,082)
Net increase/(decrease) in Fund shares outstanding	(249,099)	77,808
Shares outstanding, beginning of year	2,768,863	2,691,055
Shares outstanding, end of year	2,519,764	2,768,863

+	Net of redemption fees of $0 and $1,664, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value,
beginning of year	$25.06	$27.35	$25.81	$25.47	$20.73
Income from
investment operations:
Net investment income	0.20	0.28	0.29	0.26	0.24
Net realized and unrealized
gain/(loss) on investments	9.53	(0.34)	2.89	0.65	5.27
Total from
investment operations	9.73	(0.06)	3.18	0.91	5.51
Less dividends:
Dividends from
net investment income	(0.26)	(0.28)	(0.26)	(0.24)	(0.20)
Dividends from
net realized gains	—	(1.95)	(1.38)	(0.33)	(0.57)
Total dividends	(0.26)	(2.23)	(1.64)	(0.57)	(0.77)
Redemption fees	—	0.00 #	0.00 #	0.00 #	0.00 #
Net asset value, end of year	$34.53	$25.06	$27.35	$25.81	$25.47
Total return[1]	39.00%	-0.76%	13.60%	3.51%	27.18%
Supplemental data and ratios:
Net assets, end of year	$87,011,297	$69,386,500	$73,606,705	$66,904,051	$69,737,499
Ratio of net expenses
to average net assets:
Before fee waivers	1.15%	1.39%	1.38%	1.35%	1.37%
After fee waivers	1.04%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income
to average net assets:
Before fee waivers	0.48%	0.93%	0.96%	0.83%	0.87%
After fee waivers	0.59%	1.08%	1.10%	0.94%	1.00%
Portfolio turnover rate	4%	8%	13%	4%	5%

#	Amount is less than $0.01 per share.
[1]	Total return reflects reinvested dividends but does not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS
at October 31, 2021

NOTE 1 – ORGANIZATION

The Fort Pitt Capital Total Return Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on December 31, 2001.

The investment goal of the Fund is to seek to realize a combination of long-term capital appreciation and income that will produce maximum total return. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications during the year ended October 31, 2021.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in their annual distribution to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of October 31, 2021, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$21,656,403	$—	$—	$21,656,403
Information	7,683,287	—	—	7,683,287
Manufacturing	46,862,154	—	—	46,862,154
Retail Trade	4,632,646	—	—	4,632,646
Wholesale Trade	4,000,746	—	—	4,000,746
Total Common Stocks	84,835,236	—	—	84,835,236
REITs	1,064,271	—	—	1,064,271
Money Market Fund	1,069,195	—	—	1,069,195
Total Investments	$86,968,702	$—	$—	$86,968,702

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  The Fund does not currently enter into derivatives transactions.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Fund will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Fort Pitt Capital Group, LLC (the “Advisor”) provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.76%, based upon the average daily net assets of the Fund. Prior to January 1, 2021, the Advisor was entitled to a monthly fee of 1.00%, based upon the average daily net assets of the Fund up to $100 million, 0.90% on assets between $100 million and $1 billion, and 0.80% on assets over $1 billion. For the year ended October 31, 2021, the Fund incurred $661,733 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to contractually reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, and extraordinary expenses) to 1.00% of average daily net assets. Prior to January 1, 2021, the actual net expenses were contractually limited to 1.24%. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses. For the year ended October 31, 2021, the Advisor reduced its fees in the amount of $93,290; no amounts were reimbursed to the Advisor. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
10/31/2022	$96,142
10/31/2023	106,116
10/31/2024	93,290
$295,548

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2021, are disclosed in the statement of operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $19,027 of sub-transfer agent fees during the year ended October 31, 2021. These fees are included in the transfer agent fees and expenses amount disclosed in the statement of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC (“Foreside”).  On July 7, 2021, Foreside announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside.  The Board approved continuing the distribution agreement with Quasar at the close of the transaction which occurred on September 30, 2021.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $3,511,475 and $9,297,685, respectively. There were no purchases and sales of U.S. government securities during the year ended October 31, 2021.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2021 and October 31, 2020 was as follows:

	October 31, 2021	October 31, 2020
Ordinary income	$703,713	$745,332
Long-term capital gains	—	5,164,503

As of October 31, 2021, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$34,118,583
Gross tax unrealized appreciation	52,917,629
Gross tax unrealized depreciation	(67,510)
Net tax unrealized appreciation (a)	52,850,119
Undistributed ordinary income	470,285
Undistributed long-term capital gain	5,306,268
Total distributable earnings	5,776,553
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$58,626,672

(a)	The book-basis and tax-basis net unrealized appreciation are the same.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risks: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Sector Emphasis Risks: Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Equity Securities Risks: The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. In addition, as noted below, certain sectors of the market may be “out of favor” during a particular time period which can result in volatility in equity price movements. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Large Capitalization Company Risks: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small- and Medium-Capitalization Company Risks: The risks associated with investing in small and medium capitalization companies, which have securities that may trade less frequently and in smaller volumes than securities of larger companies.

•
Interest Rate Risks: The Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•	Credit Risks: An issuer may be unable or unwilling to make timely payments of principal and interest or to otherwise honor its obligations.

•
American Depositary Receipts Risks: Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

•
U.S. Government Obligations Risks: U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk. Securities issued by certain U.S. Government agencies and U.S. Government-sponsored enterprises are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. If a government-sponsored entity is unable to meet its obligation, the performance of the Fund may be adversely impacted.

•
REIT Risks: Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

•
Investment Company Risks: When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

NOTE 8 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2021, Charles Schwab & Co., for the benefit of their customers, owned 67.29% of the outstanding shares of the Fund.

NOTE 9 – OTHER TAX INFORMATION

The Fund declared a distribution to be paid, on December 16, 2021, to shareholders of record on December 15, 2021 as follows:

Ordinary Income	Long-Term Capital Gains
$0.20499469	$2.13602

Fort Pitt Capital Total Return Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Advisors Series Trust and
Shareholders of Fort Pitt Capital Total Return Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Fort Pitt Capital Total Return Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 29, 2021

Fort Pitt Capital Total Return Fund

NOTICE TO SHAREHOLDERS at October 31, 2021 (Unaudited)

For the year ended October 31, 2021, the Fort Pitt Capital Total Return Fund designated $703,713 as ordinary income and $0 as long-term capital gains for purposes of the dividends paid deduction.

For the year ended October 31, 2021, certain dividends paid by the Fort Pitt Capital Total Return Fund may be subject to a maximum tax rate of 23.8%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income was 100%.

For corporate shareholders in the Fort Pitt Capital Total Return Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2021 was 100%.

Fort Pitt Capital Total Return Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Advisor to serve as the administrator of the program. The Advisor’s committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period June 1, 2020 through June 30, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Fort Pitt Capital Total Return Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees(1)

Number of
				Portfolios	Other
				in Fund	Directorships
		Term of Office		Complex	Held
	Position Held	and Length of	Principal Occupation	Overseen by	During Past
Name, Address and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Five Years(3)

Gail S. Duree	Trustee	Indefinite	Director, Alpha Gamma	1	Trustee,
(age 75)		term;	Delta Housing Corporation		Advisors
615 E. Michigan Street		since	(collegiate housing		Series Trust
Milwaukee, WI 53202		March	management) (2012 to		(for series
		2014.	July 2019); Trustee and		not affiliated
			Chair (2000 to 2012), New		with the
			Covenant Mutual Funds		Fund).
(1999 to 2012); Director and
Board Member, Alpha Gamma
Delta Foundation (philanthropic
organization) (2005 to 2011).

David G. Mertens	Trustee	Indefinite	Partner and Head of Business	1	Trustee,
(age 61)		term;	Development Ballast Equity		Advisors
615 E. Michigan Street		since	Management, LLC (a		Series Trust
Milwaukee, WI 53202		March	privately-held investment		(for series
		2017.	advisory firm) (February 2019		not affiliated
			to present); Managing Director		with the
			and Vice President, Jensen		Fund).
Investment Management, Inc.
(a privately-held investment
advisory firm) (2002 to 2017).

Joe D. Redwine	Trustee	Indefinite	Retired; formerly Manager,	1	Trustee,
(age 74)		term;	President, CEO, U.S. Bancorp		Advisors
615 E. Michigan Street		since	Fund Services, LLC and its		Series Trust
Milwaukee, WI 53202		September	predecessors (May 1991 to		(for series
		2008.	July 2017).		not affiliated
with the
Fund).

Fort Pitt Capital Total Return Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)
(Continued)

Number of
				Portfolios	Other
				in Fund	Directorships
		Term of Office		Complex	Held
	Position Held	and Length of	Principal Occupation	Overseen by	During Past
Name, Address and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Five Years(3)

Raymond B. Woolson	Chairman	Indefinite	President, Apogee Group, Inc.	1	Trustee,
(age 62)	of the	term;	(financial consulting firm)		Advisors
615 E. Michigan Street	Board	since	(1998 to present).		Series Trust
Milwaukee, WI 53202		January			(for series
		2020.			not affiliated
	Trustee	Indefinite			with the
		term;			Fund);
		since			Independent
		January			Trustee,
		2016.			DoubleLine
Funds Trust
(an open-end
investment
company
with 20
portfolios),
DoubleLine
Opportunistic
Credit Fund,
DoubleLine
Selective
Credit Fund
and
DoubleLine
Income
Solutions
Fund, from
2010 to
present.

Fort Pitt Capital Total Return Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)
(Continued)

Officers

Term of Office
	Position Held	and Length of	Principal Occupation
Name, Address and Age	with the Trust	Time Served	During Past Five Years

Jeffrey T. Rauman	President,	Indefinite	Senior Vice President, Compliance and Administration,
(age 52)	Chief	term;	U.S. Bank Global Fund Services (February 1996 to present).
615 E. Michigan Street	Executive	since
Milwaukee, WI 53202	Officer and	December
	Principal	2018.
Executive
Officer

Cheryl L. King	Vice	Indefinite	Vice President, Compliance and Administration,
(age 60)	President,	term;	U.S. Bank Global Fund Services (October 1998 to present).
615 E. Michigan Street	Treasurer	since
Milwaukee, WI 53202	and Principal	December
	Financial	2007.
Officer

Kevin J. Hayden	Assistant	Indefinite	Vice President, Compliance and Administration,
(age 50)	Treasurer	term;	U.S. Bank Global Fund Services (June 2005 to present).
615 E. Michigan Street		since
Milwaukee, WI 53202		September
2013.

Richard R. Conner	Assistant	Indefinite	Assistant Vice President, Compliance and Administration,
(age 39)	Treasurer	term;	U.S. Bank Global Fund Services (July 2010 to present).
615 E. Michigan Street		since
Milwaukee, WI 53202		December
2018.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bank Global Fund Services and
(age 64)	President,	term;	Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Chief	since
Milwaukee, WI 53202	Compliance	September
	Officer and	2009.
AML Officer

Michelle L.	Deputy	Indefinite	Vice President, U.S. Bank Global Fund Services
Sanville-Seebold	Chief	term;	(August 2014 to present).
(age 49)	Compliance	since
615 E. Michigan Street	Officer	September
Milwaukee, WI 53202		2021.

Fort Pitt Capital Total Return Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)
(Continued)

Term of Office
	Position Held	and Length of	Principal Occupation
Name, Address and Age	with the Trust	Time Served	During Past Five Years
Elaine E. Richards, Esq.	Vice	Indefinite	Senior Vice President, U.S. Bank Global Fund Services
(age 53)	President	term;	(July 2007 to present).
2020 East Financial Way,	and	since
Suite 100	Secretary	September
Glendora, CA 91741		2019.

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of October 31, 2021, the Trust was comprised of 36 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-866-688-8775.

Fort Pitt Capital Total Return Fund

HOUSEHOLDING

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-866-688-8775 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Fort Pitt Capital Total Return Fund

PRIVACY POLICY

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, LLC
680 Andersen Drive
Foster Plaza Ten, Suite 350
Pittsburgh, Pennsylvania 15220

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-866-688-8775

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

LEGAL COUNSEL
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

This report has been prepared for shareholders and may be
distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. Information included in the Fund’s
Form N-PORT is also available, upon request, by calling 1-866-688-8775.

(b) Not Applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$17,400	$17,400
Audit-Related Fees	N/A	N/A
Tax Fees	$3,600	$3,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2021	FYE 10/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date   1/5/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date   1/5/22

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date   1/5/22

* Print the name and title of each signing officer under his or her signature.